Related Parties	6 Months Ended
Jul. 31, 2018
Disclosure of transactions between related parties [abstract]
Related Parties

18	Related Parties

(a)	The Group’s main related parties are as follows:

Cullen Group is incorporated in New Zealand and owns 6.9% of Naked Brand Group Limited (31 January 2018: 71.8% of Bendon Limited).

Key management personnel

Other related parties include close family members of key management personnel and entities that are controlled or significantly influenced by those key management personnel or their close family members.

(b)	Loans to/from related parties

	Opening balance NZ$	Closing balance NZ$	Interest not charged NZ$	Interest paid/payable NZ$	Impairment NZ$

Loans to related parties
Cullen Investments Limited - 31 July 2018	11,535,677	12,791,201
Cullen Investments Limited - 31 January 2018	13,051,321	11,535,677	-	-	-
Whitespace Atelier Limited - 31 July 2018	272,665	722,385
Whitespace Atelier Limited - 31 January 2018	-	272,665	-	-	-
FOH Online Inc. - 31 July 2018	3,518,009	2,488,487
FOH Online Inc. - 31 January 2018	-	3,518,009	-	-	-

Loans from related parties
Naked Inc. - 31 July 2018	(1,368,577)	-
Naked Inc. - 31 January 2018	-	(1,368,577)	-	-	-

During the period presented transactions with Cullen Investments Limited include Cullen Investments Limited costs paid by the Group of $1,255,524 (31 January 2018: a recovery of $1,515,644), which does not relate to Bendon Ltd’s trading such as director costs and employee time.

Whitespace Atelier Limited (“Whitespace”) is owned by a KMP at Bendon Limited. Beginning 1 Feb 2017, Whitespace was engaged by the Group to procure stock from various suppliers at competitive prices. During the year ended 31 July 2018, purchases amounting to $6,687,559 (6 months to 31 January 2018: $11,283,526) have been made from Whitespace. As at 31 July 2018, the Group has made prepayments to Whitespace amounting to $722,385 (31 January 2018: 272,665).

Subsequent to the merger with Naked Brand Group Inc. on 19th June 2018, Naked Brand Group Inc. became part of the Group as at 31 July 2018. The balances between the subsidiaries are eliminated in the Group Balance Sheet (31 January 2018: $1,368,557).

FOH Online Corp is owned by Cullen Invenstment Limited who owns 6.9% shares of Naked Brand Group Limited. Under the current licence agreement between FOH Online Corp and Bendon Limited, the consolidated statement of comprehensive income for the half year ended 31 July 2018 includes revenue and net loss before tax of $11,233,239 (6 months to 31 July 2017: nil) and $952,729 (6 months to 31 July 2017: nil) respectively .. As at 31 July 2018, the Group has a receivable balance with FOH Online Corp. of $2,488,487 (31 January 2018: $3,518,009).